Income Taxes Pretax Income (Loss) for Domestic and Foreign Operations Additional Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Gains (Losses) on Extinguishment of Debt	$ (56)	$ (147)	$ (75)